Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted EPS attributable to our Class A shares for the period from July 1, 2024 to December 31, 2024, which represents the period subsequent to the IPO.

(in thousands, except for share and per share amounts)	Period of July 1 - December 31, 2024
Numerator
Net income	$5,398
Less: Net income attributable to noncontrolling interest	288

Net income attributable to LandBridge Company LLC	5,110
Less: Earnings allocated to participating securities	198

Basic net income attributable to LandBridge Company LLC	$4,912

Plus: Net income attributable to noncontrolling interest	288
Plus: Undistributed earnings reallocation adjustment to participating securities	90

Diluted net income attributable to shareholders	$5,290

Denominator
Basic weighted average shares outstanding	17,807,323

Dilutive Class B shares outstanding	55,562,750

Diluted weighted average shares outstanding	73,370,073

Basic net income per share of Class A shares	$0.28
Diluted net income per share of Class A shares	$0.07